CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - £ / shares	Jun. 30, 2016	Dec. 31, 2015
Common stock, par value	£ 0.01	£ 0.01
Common stock, shares authorized	5,000,000,000	5,000,000,000
Common stock, shares issued	1,177,693,383	1,177,693,383
Common stock, shares outstanding	1,177,693,383	1,177,693,383